Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

Note 4 – Discontinued Operations

The Company has accounted for the Real Estate Division as discontinued operations and, accordingly, has restated all prior period information.

On February 26, 2013, the Company completed a short sale of its real estate rental property located in Santa Fe, New Mexico for a purchase price of $1.6 million since it did not relate to the core business of the Company. As of December 31, 2012, the assets had a book value of $734,000 and the Company had a $1.7 million mortgage on the property at a variable rate of interest of Prime, with a floor of 6.75%, which was the interest rate in effect at December 31, 2012, payable in monthly installments, which matured December 12, 2012.  As a result of the sale, the mortgage was satisfied and a gain on the sale of assets of $1.1 million was recorded in the three months ended March 31, 2013.

On April 4, 2012, the Company sold its land located in Silver City, New Mexico since it did not relate to the core business of the Company.  An asset impairment charge of $224,000 was recorded in 2011 and an additional loss on the sale of assets of $7,000 was recorded in the three months ended March 31, 2012.

The assets and liabilities associated with discontinued operations and the related results of operations have been reclassified in the condensed consolidated financial statements as discontinued operations.

The following table presents the financial results of the discontinued operations for the three months ended March 31, 2013 and 2012:

	Three months ended March 31

In thousands, except per share data	2013	2012
Revenues	$ 3	$ 18
Cost of revenues	13	16
Gross profit	(10)	2
General and administrative expenses	(2)	(15)
Operating loss	(12)	(13)
Interest expense, net	(18)	(62)
Gain (loss) on sale of assets	1,052	(7)
Income (loss) from discontinued operations	1,022	(82)
Income (loss) per share discontinued operations – basic and diluted	$ 0.04	$ (0.02)

There are no remaining assets or liabilities to be reported as discontinued operations as of March 31, 2013.  The following is a detail of the assets and liabilities reported as discontinued operations and classified as assets and liabilities associated with discontinued operations in the Condensed Consolidated Balance Sheet as of December 31, 2012:

In thousands	December 31 2012
Prepaids and other assets	$ -
Property and equipment, net	734
Other assets	1
Total assets associated with discontinued operations	$ 735

Current liabilities	$ 1,764
Long-term liabilities	3
Total liabilities associated with discontinued operations	$ 1,767

4.  Discontinued Operations

The Company has accounted for the Real Estate Division as discontinued operations and, accordingly, has restated all prior period information.

On April 4, 2012, the Company sold its land located in Silver City, New Mexico since it did not relate to the core business of the Company.  An asset impairment charge of $224,000 was recorded in 2011 and an additional loss on the sale of assets of $5,000 was recorded in 2012.

On February 26, 2013, the Company completed a short sale of its real estate rental property located in Santa Fe, New Mexico for a purchase price of $1.6 million since it did not relate to the core business of the Company. As of December 31, 2012, the assets had a book value of $734,000 and the Company had a $1.7 million mortgage on the property at a variable rate of interest of Prime, with a floor of 6.75%, which was the interest rate in effect at December 31, 2012, payable in monthly installments, which matured December 12, 2012.  As a result of the sale, the mortgage was satisfied and the Company will record a gain of $1.0 million in discontinued operations in the 1st quarter of 2013.

The assets and liabilities associated with discontinued operations and the related results of operations have been reclassified in the consolidated financial statements as discontinued operations.

The following table presents the financial results of the discontinued operations for the years ended December 31, 2012 and 2011:

In thousands, except per share data	2012	2011
Revenues	$ 41	$ 92
Cost of revenues	63	66
Gross profit	(22)	26
General and administrative expenses	(55)	(81)
Operating loss	(77)	(55)
Interest expense, net	(154)	(165)
Asset impairment and loss on sale of division	(5)	(224)
Loss from discontinued operations	(236)	(444)
Loss per share discontinued operations – basic and diluted	$ (0.02)	$ (0.16)

The following is a detail of the assets and liabilities reported as discontinued operations and classified as assets and liabilities associated with discontinued operations in the Consolidated Balance Sheets as of December 31, 2012 and 2011:

In thousands	2012	2011
Prepaids and other assets	$ -	$ 25
Property and equipment, net	734	1,470
Other assets	1	8
Total assets associated with discontinued operations	$ 735	$1,503
Current liabilities	$1,764	$2,429
Long-term liabilities	3	16
Total liabilities associated with discontinued operations	$1,767	$2,445